Income Taxes - Schedule of Provision for Income Taxes and Income Taxes Computed Using Effective U.S. Federal Statutory Rate (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Provision for Income Taxes and Income Taxes Computed Using Effective U.S. Federal Statutory Rate [Abstract]
Federal tax statutory rate	21.00%	21.00%
State tax, net of federal benefit	7.20%	7.20%
Non-taxable change in fair value of warrant liability	0.20%	1953.20%
Research and development credits	0.50%	37.80%
Change in valuation allowance	(28.90%)	(2019.20%)
Effective tax rate	0.00%	0.00%